Consolidated statements of changes in shareholders' equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Consolidated statements of shareholders' equity
Ordinary shares issuance costs	$ 4,876
Protected ordinary shares issuance costs	$ 60